Environmental rehabilitation obligation and other provisions - Schedule of environmental rehabilitation obligation activity (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Balance at beginning of the year	R 11,805	R 11,355	R 8,435
Interest charge	984	966	758
Utilisation of environmental rehabilitation obligation	(227)	(488)	(274)
Change in estimates charged to profit or loss	477	433	(82)
Change in estimates capitalised	1,220	204	(419)
Environmental rehabilitation obligation on acquisition of subsidiaries	0	0	3,576
Derecognition with deemed disposal of interest in joint operation	0	0	(818)
Liabilities associated with assets held for sale	(29)	(451)	0
Foreign currency translation	(230)	(214)	179
Balance at end of the year	14,000	11,805	11,355
Reconciliation of the non-current and current portion of the environmental rehabilitation obligation:
Current portion of environmental rehabilitation obligation	0	0	0
Non-current portion of environmental rehabilitation obligation	R 14,000	R 11,805	R 11,355